REVENUE AGREEMENTS (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 15, 2024	May 15, 2024	Jun. 06, 2023	May 31, 2025	Apr. 17, 2025	Nov. 30, 2024	Jul. 31, 2024	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Support service									$ 1,656		$ 214	$ 4,722	$ 1,451
Revenues									17,261		5,433	18,292	5,899
Sale of IP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract liability									122	$ 130		122		$ 130
Revenue recognized in coonection with aggreement												8
Support service												200
Revenues									16,000		4,800	16,000	4,800
Continuing services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues									14		21	32	43
License revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues									717			1,577
Padagis Israel Pharmaceuticals Ltd [Member] | Sale of IP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues														3,800
License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues												433	723
Exclusive License Agreement With Searchlight Pharma Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product			$ 11,000					$ 500
Description and terms			over a fifteen-year term that is renewable for subsequent five-year periods.
Contract liability									40	64	$ 78	40	78	$ 64
Exclusive License Agreement With Searchlight Pharma Inc [Member] | Continuing services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues												24	42
Exclusive License Agreement With Searchlight Pharma Inc [Member] | License revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues												$ 750	$ 0
Purchase Agreement With Beimei [Member] | Intellectual Property [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product		$ 10,000
Royalty Income, Nonoperating		$ 5,000
Revenue recognized in coonection with aggreement						$ 1,500	$ 2,000
Termination Agreement [Member] | Padagis Israel Pharmaceuticals Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration for agreement	$ 4,250
Royalties payment percentage	2.00%
Mayne Pharma Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration for agreement				$ 10,000	$ 16,000				10,000	$ 6,000
Revenues									16,000
Revenues not yet been received									$ 6,000